Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
International Equity Fund
	Number of Shares	Value†
COMMON STOCKS — 98.8%
Canada — 4.5%
Constellation Software, Inc.	1,688	$5,345,777
Intact Financial Corp.	17,846	3,646,088
The Descartes Systems Group, Inc.*	12,369	1,245,194
		10,237,059
China — 4.4%
Tencent Holdings Ltd.	158,209	10,108,915
Denmark — 0.3%
Novo Nordisk A/S, Class B	10,572	722,896
France — 9.7%
Air Liquide S.A.	54,880	10,424,194
Hermes International SCA	2,046	5,383,271
L'Oreal S.A.	12,150	4,516,069
Schneider Electric S.E.	7,349	1,696,483
		22,020,017
Germany — 11.2%
CTS Eventim AG & Co., KGaA	32,620	3,272,514
Rheinmetall AG	8,099	11,589,045
SAP S.E.	39,420	10,562,576
		25,424,135
India — 0.3%
ICICI Bank Ltd.	46,053	723,862
Ireland — 2.8%
Accenture PLC, Class A	5,785	1,805,151
Experian PLC	99,493	4,610,041
		6,415,192
Italy — 1.5%
Ferrari N.V.	8,173	3,490,366
Japan — 5.9%
Keyence Corp.	2,994	1,177,271
MonotaRO Co., Ltd.	265,094	4,952,153
Nomura Research Institute Ltd.	124,130	4,040,724
Obic Co., Ltd.	56,778	1,637,081
Terumo Corp.	84,959	1,598,592
		13,405,821
Netherlands — 4.3%
Universal Music Group N.V.	199,950	5,521,220
Wolters Kluwer N.V.	27,839	4,334,430
		9,855,650
Spain — 3.1%
Amadeus IT Group S.A.	90,909	6,962,084
Sweden — 12.4%
Atlas Copco AB, Class A	73,189	1,169,080
Beijer Ref AB	139,221	1,958,469
Epiroc AB, Class A	379,186	7,634,658
Lifco AB, Class B	215,234	7,635,165
Svenska Handelsbanken AB, Class A	861,023	9,730,864
		28,128,236
	Number of Shares	Value†

Switzerland — 8.5%
Alcon AG	32,454	$3,079,398
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	256	3,460,978
Galderma Group AG*	56,925	6,020,653
Schindler Holding AG, Participation Certificates	21,676	6,793,511
		19,354,540
Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	11,658	1,935,228
United Kingdom — 15.7%
Aon PLC, Class A	12,906	5,150,655
Coca-Cola Europacific Partners PLC	121,488	10,573,101
Games Workshop Group PLC	52,524	9,543,697
Halma PLC	66,587	2,234,101
London Stock Exchange Group PLC	27,310	4,056,280
RELX PLC	83,418	4,190,144
		35,747,978
United States — 13.3%
Flutter Entertainment PLC*	16,408	3,637,439
Mastercard, Inc., Class A	2,228	1,221,211
Philip Morris International, Inc.	97,214	15,430,778
RB Global, Inc.	90,935	9,120,781
Schlumberger N.V.	18,148	758,587
		30,168,796
TOTAL COMMON STOCKS (Cost $218,845,142)		224,700,775

SHORT-TERM INVESTMENTS — 2.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.230%) (Cost $6,446,120)	6,446,120	6,446,120
TOTAL INVESTMENTS — 101.6% (Cost $225,291,262)		$231,146,895
Other Assets & Liabilities — (1.6)%		(3,729,591)
TOTAL NET ASSETS — 100.0%		$227,417,304

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
A/S— Aktieselskab.
AB— Aktiebolag.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
KGaA— Kommanditgesellschaft auf Aktien.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
International Equity Fund
Country Weightings as of 3/31/2025††
United States	16%
United Kingdom	16
Sweden	12
Germany	11
France	10
Switzerland	8
Japan	6
Other	21
Total	100%
††	% of total investments as of March 31, 2025.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Aerospace & Defense	5.2%	$11,589,045
Agriculture	6.9	15,430,778
Apparel	2.4	5,383,271
Auto Manufacturers	1.6	3,490,366
Banks	4.7	10,454,726
Beverages	4.7	10,573,101
Chemicals	4.6	10,424,194
Commercial Services	9.9	22,255,396
Computers	3.3	7,482,956
Cosmetics & Personal Care	2.0	4,516,069
Diversified Financial Services	2.4	5,277,491
Electrical Components & Equipment	0.8	1,696,483
Electronics	1.0	2,234,101
Entertainment	5.5	12,431,173
Food	1.5	3,460,978
Hand & Machine Tools	3.0	6,793,511
Healthcare Products	5.5	12,313,155
Insurance	3.9	8,796,743
Internet	6.7	15,061,068
Leisure Time	3.1	6,962,084
Machinery — Construction & Mining	3.4	7,634,658
Machinery — Diversified	1.9	4,304,820
Oil & Gas Services	0.3	758,587
Pharmaceuticals	3.0	6,743,549
Semiconductors	0.9	1,935,228
Software	7.6	17,153,547
Toys, Games & Hobbies	4.2	9,543,697
	100.0%	$224,700,775
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